Exhibit 99.1
HSBC Automotive Trust (USA) 2006-2
Servicer's Certificate
(Delivered pursuant to Section 4.9 of
the Sale and Servicing Agreement)

Collection Period Beginning	01-Mar-07
Collection Period Ending	31-Mar-07
Previous Distribution Date	19-Mar-07
Distribution Date	17-Apr-07
Days in Interest Period	29
Days in Collection Period	31
Months Since Closing	9

I. COLLECTION PERIOD POOL BALANCE CALCULATION

Beginning of Collection Period Pool Balance	1,160,211,548.37
Principal Receivables Added	0.00
Monthly Principal Amounts:
Principal Payments Received for the Collection Period	42,546,719.36
Liquidated Receivables for the Collection Period	6,761,666.28
Principal Amount of Repurchased Receivables for the Collection Period	0.00
End of Collection Period Pool Balance	1,110,903,162.73
End of Collection Period Pool Factor	73.354582%

II. COLLECTION PERIOD NOTEHOLDER CALCULATIONS

A. Class A-1

1. Information regarding distributions
a. Total distribution per $1,000	0.000000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	0.000000

2. Calculation of Class A-1 interest due
a. Class A-1 related Note Rate	5.50313%

b. Class A-1 Note balance - beginning of period	0.00

c. Accrual convention	Actual/360
d. Days in Interest Period	29

e. Class A-1 interest due - current period	0.00
f. Class A Interest Carryover Shortfall with respect to Class A-1	0.00
g. Class A-1 interest paid	0.00

h. Class A-1 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-1 principal balance
a. Class A-1 Note balance - beginning of period	0.00
b. Class A Minimum Principal Distributable Amount paid to Class A-1	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-1	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-1	0.00
e. Class A-1 Note balance - end of period	0.00
f. Class A-1 Notes as a percentage of the total Notes outstanding on the Distribution Date	0.000000%
g. Class A-1 Notes as a percentage of the Pool Balance on the Distribution Date	0.000000%

B. Class A-2
1. Information regarding distributions
a. Total distribution per $1,000	137.212068
b. Principal distribution per $1,000	133.440415
c. Interest distribution per $1,000	3.771653

2. Calculation of Class A-2 interest due
a. Class A-2 related Note Rate	5.61000%

b. Class A-2 Note balance - beginning of period	184,831,159.99

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-2 interest due - current period	864,085.67
f. Class A Interest Carryover Shortfall with respect to Class A-2	0.00
g. Class A-2 interest paid	864,085.67
h. Class A-2 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-2 principal balance
a. Class A-2 Note balance - beginning of period	184,831,159.99
b. Class A Minimum Principal Distributable Amount paid to Class A-2	30,571,199.10
c. Class A Additional Principal Distributable Amount paid to Class A-2	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-2	0.00
e. Class A-2 Note balance - end of period	154,259,960.89
f. Class A-2 Notes as a percentage of the total Notes outstanding on the Distribution Date	22.396767%
g. Class A-2 Notes as a percentage of the Pool Balance on the Distribution Date	13.885995%
h. Class A-1 and A-2 Notes as a percentage of the Pool Balance on the Distribution Date	13.885995%

C. Class A-3
1. Information regarding distributions

a. Total distribution per $1,000	4.675000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.675000

2. Calculation of Class A-3 interest due
a. Class A-3 related Note Rate	5.61000%

b. Class A-3 Note balance - beginning of period	416,800,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-3 interest due - current period	1,948,540.00
f. Class A Interest Carryover Shortfall with respect to Class A-3	0.00
g. Class A-3 interest paid	1,948,540.00
h. Class A-3 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-3 principal balance
a. Class A-3 Note balance - beginning of period	416,800,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-3	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-3	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-3	0.00
e. Class A-3 Note balance - end of period	416,800,000.00
f. Class A-3 Notes as a percentage of the total Notes outstanding on the Distribution Date	60.514551%
g. Class A-3 Notes as a percentage of the Pool Balance on the Distribution Date	37.519022%
h. Class A-1, A-2 and A-3 Notes as a percentage of the Pool Balance on the Distribution Date	51.405017%

D. Class A-4
1. Information regarding distributions
a. Total distribution per $1,000	4.725000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.725000

2. Calculation of Class A-4 interest due
a. Class A-4 related Note Rate	5.67000%

b. Class A-4 Note balance - beginning of period	117,700,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-4 interest due - current period	556,132.50
f. Class A Interest Carryover Shortfall with respect to Class A-4	0.00
g. Class A-4 interest paid	556,132.50
h. Class A-4 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-4 principal balance
a. Class A-4 Note balance - beginning of period	117,700,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-4	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-4	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-4	0.00
e. Class A-4 Note balance - end of period	117,700,000.00
f. Class A-4 Notes as a percentage of the total Notes outstanding on the Distribution Date	17.088682%
g. Class A-4 Notes as a percentage of the Pool Balance on the Distribution Date	10.594983%
h. Class A-1, A-2, A-3 and A-4 Notes as a percentage of the Pool Balance on the Distribution Date	62.000000%

III. PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

A. Aggregate Optimal Note Principal Balance for the Distribution Date:
Pool Balance as of the end of the Collection Period	1,110,903,162.73
Factor	62.00%
Aggregate Optimal Note Principal Balance for such Distribution Date	688,759,960.89

B. Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of:
(x) Aggregate Note Principal Balance over	719,331,159.99
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	688,759,960.89
Optimal Principal Distributable Amount	30,571,199.10

C. Class A Minimum Principal Distributable Amount:
Greater of (x), (y), or (z):
(x) The lesser of:
(i) Optimal Principal Distributable Amount	30,571,199.10
(ii) BOM Principal Balance less EOM Principal Balance	49,308,385.64
(iii) Aggregate Note Principal Balance	719,331,159.99
(y) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's
Aggregate Note Principal Balance to zero	0.00
(z) The excess of the Aggregate Note Principal Balance over the Pool Balance	0.00
Class A Minimum Principal Distributable Amount	30,571,199.10

D. Class A Additional Principal Distributable Amount:
Excess of:
(x) Aggregate Note Principal Balance	719,331,159.99
Less: Class A Minimum Principal Distributable Amount paid over	30,571,199.10
(y) Aggregate Optimal Note Principal Balance	688,759,960.89
Class A Additional Principal Distributable Amount	0.00

E. Principal Balance Shortfall:
The sum of:
(x) The positive excess, if any, of (i) over (ii):
(i) Aggregate Note Principal Balance (after giving effect for distribution pursuant to
Sect. 3.03 (a)(iv) and before making any distribution pursuant to Sect. 3.03 (b)) over	688,759,960.89
(ii) Pool Balance - as of last day of preceding Collection Period	1,110,903,162.73
(y) The outstanding principal balance of any Class of the Notes on such Class of Notes
Scheduled Maturity Date (after giving effect for distributions pursuant to Sect. 3.03 (a))	0.00
Principal Balance Shortfall	0.00

IV. RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	34,806,346.45
Targeted Reserve Account Balance (Sect. 2.01(a))
The lesser of:
(x) The greater of:
(i) 3.0% of the outstanding Pool Balance	33,327,094.88
(ii) 2.0% of the Pool Balance as of the Cut-Off Date	30,288,582.58
(y) Aggregate Note Principal Balance	719,331,159.99
Targeted Reserve Account Balance	33,327,094.88

Reserve Account Shortfall Amount (Sect. 2.01(a))
The excess of:
(x) Targeted Reserve Account Balance	33,327,094.88
(y) Reserve Account Balance for such Distribution Date	34,806,346.45
Reserve Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Reserve Account withdrawal (Sect. 3.03 (b))	0.00
Reserve Account withdrawal (Sect. 3.03 (f))	1,479,251.57
Total Reserve Account withdrawal	1,479,251.57
Ending Reserve Account Balance	33,327,094.88

Ending Reserve Account Balance as a percentage of the Ending Pool Balance	3.000000%

V. CERTIFICATE CALCULATION

Beginning Certificate Balance	440,880,388.38
Ending Certificate Balance	422,143,201.84
Ending Certificate Balance as a percentage of the Ending Pool Balance	38.000000%

VI. RECONCILIATION OF COLLECTION ACCOUNT

A. Available Funds (Sect. 2.01(a))
1. Collections
a. Collections on Receivables	56,490,535.27
b. Net Liquidation Proceeds	4,355,548.87
c. Substitution Adjustment Amounts	0.00
Total Collections	60,846,084.14

2. Collection and Reserve Account investment income	156,880.09

3. Repurchase Amounts deposited in the Collection Account	0.00

4. Proceeds of any liquidation of the Trust	0.00
Available Funds	61,002,964.23

B. Distribution (Sect. 3.03)

1. Available Funds	61,002,964.23
2. Servicing Fee (If HSBC Finance is no longer the Servicer)	0.00
3. Unpaid Administrator, and Indenture Trustee and Owner Trustee fees	0.00
Remaining Available Funds	61,002,964.23
4. Class A Interest Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	864,085.67
c. Class A-3	1,948,540.00
d. Class A-4	556,132.50
Total Class A Interest Distributable Amount paid	3,368,758.17
Remaining Available Funds	57,634,206.06
5. Class A Minimum Principal Distributable Amount paid to:
a. Class A-1	0.00

b. Class A-2	30,571,199.10

c. Class A-3	0.00

d. Class A-4	0.00

Total Class A Minimum Principal Distributable Amount paid	30,571,199.10
Remaining Available Funds	27,063,006.96
6. Reserve Account Shortfall Amount - deposited	0.00
Remaining Available Funds	27,063,006.96
7. Class A Additional Principal Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	0.00
c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Additional Principal Distributable Amount paid	0.00
Remaining Available Funds	27,063,006.96
8. Unpaid Administrator, Indenture Trustee and Owner Trustee indemnity expenses	0.00
Remaining Available Funds	27,063,006.96
9. Amount released from Reserve Account	1,479,251.57
Remaining Available Funds	28,542,258.53
10. Servicer transition expenses	0.00
Remaining Available Funds	28,542,258.53
11. Servicing Fee (If HSBC Finance is the Servicer)	2,175,396.65
Remaining Available Funds for distribution to Certificateholders	26,366,861.88

C. Reserve Account Withdrawal (Sect. 3.03 (b))
1. Servicing Fee Paid from Reserve Account	0.00
2. Unpaid Administrator, and Indenture and Owner Trustee Fees
Paid from Reserve Account	0.00
3. Class A Interest Distributable Amount paid from Reserve Account
a. Class A-1 interest paid from Reserve Account	0.00
b. Class A-2 interest paid from Reserve Account	0.00
c. Class A-3 interest paid from Reserve Account	0.00
d. Class A-4 interest paid from Reserve Account	0.00
4. Class A Principal Balance Shortfall paid from Reserve Account

a. Class-A-1 principal paid from Reserve Account	0.00
b. Class A-2 principal paid from Reserve Account	0.00
c. Class A-3 principal paid from Reserve Account	0.00
d. Class A-4 principal paid from Reserve Account	0.00
5. Total Reserve Account Withdrawal	0.00

VII. OTHER STATISTICS

A. Delinquency and Repossession
1. One payment delinquent - $	31,746,561.43

% of Principal Receivables	2.86%

2. Two payments delinquent - $	7,957,391.10

% of Principal Receivables	0.72%

3. Two or more payments delinquent - $	12,321,172.63

% of Principal Receivables	1.11%
4. Three or more payments delinquent - $	4,363,781.53
% of Principal Receivables	0.39%
5. Repossessed Vehicles	4,404,943.89
% of Principal Receivables	0.40%
B. Other
1. Cumulative Net Loss Percentage	1.39%
2. The weighted average coupon (WAC) was equal to	14.2782%
3. The weighted average remaining maturity (WARM) was equal to	53
4. The weighted average pool seasoning was equal to	13

5. Principal Balance of Receivables that were extended or modified

(and delinquency reset) during the related Collection Period - $	14,917,113.69
6. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection Period as a
percentage of the Pool Balance at the end of such Collection Period - %	1.34%
7. Number of Contracts - end of Collection Period	70,867

SERVICER'S CERTIFICATE
(Delivered pursuant to Section 4.9
of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION,
("HSBC FINANCE"), as Servicer
HSBC AUTO RECEIVABLES CORPORATION

HSBC Automotive Trust (USA) 2006-2
Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation,
("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing
Agreement, dated as of July 26, 2006, by and among the Servicer,
HSBC Automotive Trust (USA) 2006-2, as issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), The Bank of New York, as Indenture Trustee
(the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator
(the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2006-2 Supplement, dated as of
July 26, 2006, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator,
and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer
under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on April 17, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing
Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents
(or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and
Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this
April 12, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer